Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Held-to-maturity, at fair value	$ 156,860	$ 142,115
Equity securities, carried at fair value	41,936	29,556
Cash and due from banks	21,757	23,551
Interest-earning deposits with banks	119,493	149,736
Net loans	952,714	943,335
Derivative assets	14,203	10,770
Equity securities	68,241	55,148
Other assets	78,917	79,850
Total assets	1,927,555	1,895,883
Liabilities
Short-term borrowings	104,512	105,787
Derivative liabilities	9,079	8,499
Accrued expenses and other liabilities	75,163	69,317
Long-term debt	228,191	229,044
Total liabilities	$ 1,739,571	$ 1,698,817
Wells Fargo stockholders’ equity:
Common stock, par value (in dollars per share)	$ 1.666602371	$ 1.666602371
Common stock, shares authorized	9,000,000,000	9,000,000,000
Common stock, shares issued	5,481,811,474	5,481,811,474
Treasury stock, shares	1,347,385,537	900,557,866
VIEs that we consolidate [Member]
Assets
Cash and due from banks	$ 16	$ 139
Interest-earning deposits with banks	284	8
Debt securities	540	562
Net loans	13,200	13,600
Derivative assets	1	0
Equity securities	118	85
Other assets	239	227
Total assets	14,368	14,585
Liabilities
Short-term borrowings	401	493
Derivative liabilities	3	0
Accrued expenses and other liabilities	235	199
Long-term debt	587	816
Total liabilities	1,226	1,508
Fair value option election [Member]
Assets
Mortgage loans held for sale, carried at fair value	16,606	11,771
Loans held for sale, carried at fair value	972	1,469
Loans, carried at fair value	$ 171	$ 244